EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (benefit) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022

	(U.S. Dollars in thousands)
Service cost	$53	$64	$1,294	$1,162	$—	$1
Interest cost	2,231	1,236	2,910	2,175	173	111
Expected return on plan assets	(3,307)	(2,819)	(2,048)	(1,916)	—	—
Amortization of:
Net (benefit) loss	(145)	—	(531)	569	(77)	—
Prior service (benefit)	—	—	(158)	(197)	—	—
Curtailments, settlements and terminations, net	—	—	1,621	(1,230)	—	—
Foreign exchange and other	—	—	(46)	(179)	—	—
Net periodic cost (benefit)	$(1,168)	$(1,519)	$3,042	$384	$96	$112